SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2020 (UNAUDITED)

	Shares	Market Value
Master Limited Partnerships — Partnership Shares 47.90%

Biofuels 0.05%
Enviva Partners LP	2,200	$90,794

Exploration & Production 3.85%
Black Stone Minerals LP	383,749	2,682,406
Viper Energy Partners LP	365,457	3,720,352
		6,402,758
Marine Shipping 1.16%
Teekay LNG Partners LP	175,101	1,938,368

Midstream - Oil & Gas 36.50%
BP Midstream Partners LP	139,496	1,644,658
Cheniere Energy Partners LP	224,619	8,128,962
CNX Midstream Partners LP	28,502	273,904
Energy Transfer LP	954,870	6,130,265
Enterprise Products Partners LP	600,594	10,546,430
Holly Energy Partners LP	35,419	506,138
Magellan Midstream Partners LP	243,115	9,240,801
MPLX LP	573,247	10,473,223
Phillips 66 Partners LP	261,441	7,037,992
Plains All American Pipeline LP	16,500	116,820
Shell Midstream Partners LP	402,298	4,179,876
TC PipeLines LP	77,719	2,360,326
Western Midstream Partners LP	10,300	93,421
		60,732,816
Oilfield Services & Equipment 3.64%
USA Compression Partners LP	548,624	6,056,809

Power Generation 0.82%
Brookfield Renewable Partners LP	28,850	1,310,944

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
NextEra Energy Partners LP	1,000	$60,320
		1,371,264
Refining & Marketing 1.88%
Sunoco LP	117,674	3,121,891

Total Master Limited Partnerships — Partnership Shares (Cost $114,907,535)		79,714,700

Common Stocks 52.65%

Electric Transmission & Distribution 0.24%
Algonquin Power & Utilities Corp.	15,500	214,365
Eversource Energy	2,200	188,562
		402,927
Exploration & Production 0.98%
EOG Resources, Inc.	1,000	45,340
Marathon Oil Corp.	46,273	244,321
Parsley Energy, Inc., Class A	112,000	1,204,000
Pioneer Natural Resources Co.	1,300	135,109
		1,628,770
Gas Utilities 2.59%
UGI Corp.	124,922	4,313,557

Integrated Electric Utilities 5.50%
Dominion Energy, Inc.	102,642	8,051,237
Duke Energy Corp.	2,800	224,952
NextEra Energy, Inc.	1,950	544,382
PPL Corp.	12,250	338,468
		9,159,039
Integrated Oils 6.38%
Chevron Corp.	100,030	8,395,518

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Exxon Mobil Corp.	55,870	$2,231,448
		10,626,966
Midstream - Oil & Gas 27.90%
Antero Midstream Corporation	23,500	159,095
Cheniere Energy, Inc.(a)	20,025	1,042,301
Enbridge, Inc.	327,927	10,500,223
Hess Midstream LP, Class A	217,837	3,851,358
Kinder Morgan, Inc.	765,994	10,586,037
ONEOK, Inc.	200,921	5,521,309
TC Energy Corporation	100,400	4,684,664
Williams Cos, Inc. (The)	485,782	10,084,834
		46,429,821
Oilfield Services & Equipment 0.62%
Baker Hughes Co.	71,000	1,013,880
Halliburton Co.	1,000	16,180
		1,030,060
Power Generation 0.24%
Brookfield Renewable Corp., Class A	7,713	392,721

Refining & Marketing 8.05%
Marathon Petroleum Corp.	97,671	3,463,414
Phillips 66	81,432	4,761,329
Valero Energy Corp.	98,334	5,171,385
		13,396,128
Renewable Energy Equipment 0.07%
SolarEdge Technologies, Inc.(a)	500	110,575

Specialty REIT 0.08%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,250	137,995

Total Common Stocks (Cost $117,398,079)		87,628,559

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 0.16%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.02%(b)	261,387	$261,387

Total Money Market Funds (Cost $261,387)		261,387

Total Investments — 100.71% (Cost $232,567,001)		167,604,646
Liabilities in Excess of Other Assets — (0.71)%		(1,180,838)
NET ASSETS - 100.00%		$166,423,808

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2020.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF WRITTEN OPTIONS | AUGUST 31, 2020 (UNAUDITED)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.00)%
MPLX LP (a)	(50)	$(91,350)	$20.00	September 2020	$(750)
Total Written Call Options— (0.00)%
(Premiums Received $1,948)					$(750)

(a)	Non-income producing security.

At August 31, 2020, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$30,907,988
Gross unrealized depreciation	(56,816,536)
Net unrealized appreciation	$(25,908,548)

Cost basis of investments	$193,512,444

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2020 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and NAV per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2020 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of August 31, 2020 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets
Master Limited Partnership - Common Stocks	$79,714,700	$-	$-	$79,714,700
Common Stocks	87,628,559	-	-	87,628,559
Money Market Funds	261,387	-	-	261,387
Total	$167,604,646	$-	$-	$167,604,646

Liabilities
Written Call Options	$(750)	$-	$-	$(750)
Total	$(750)	$-	$-	$(750)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.